IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
Pre-Tax

Discount

rate
Atento
Brasil

RBrasil Interfile Mexico Colombia Peru Chile Argentina
December

2020
16.47% 19.11% 16.93% 15.94% 12.58% 14.41% 13.92% 80.25%
December

2021
18.73% 17.76% 18.07% 14.63% 14.30% 12.45% 13.80% 113.75%
Post-Tax

Discount

rate
Atento
Brasil

RBrasil Interfile Mexico Colombia Peru Chile Argentina
December

2020
12.76% 12.76% 12.76% 13.99% 12.58% 11.37% 11.19% 70.88%
December

2021
13.36% 13.36% 13.36% 11.44% 11.10% 9.11% 10.27% 58.70%
Terminal

Growth

rate

Atento
Brasil

RBrasil Interfile Mexico Colombia Peru Chile Argentina
December

2020
4.31% 4.31% 4.31% 2.65% 6.29% 3.33% 3.88% 40.50%
December

2021
5.57% 5.57% 5.57% 5.78% 6.55% 1.94% 1.88% 39.35%

The carrying

amounts per

CGUs were

as follow:
Carrying

Amount
Thousand U.S
dollars
Atento
Brasil

RBrasil Interfile Mexico Colombia Peru Chile Argentina
December

2020
157,831 14,584 16,535 79,610 31,242 59,153 35,991 1,778
December

2021
147,633 7,469 15,021 66,691 26,783 39,211 21,743 907